First-time adoption - Accumulated deficit (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
First-time adoption
Accumulated deficit	¥ (313,996,930)	¥ (316,565,672)	¥ (312,545,664)	¥ (300,894,658)
Recognition and measurement differences
First-time adoption
Equity instruments and debt instruments		(716,965)	(1,118,152)	(8,100,050)
Leases		(46,937)	(47,233)	(46,544)
Goodwill		(93,703)	(93,703)	(93,703)
Classification and measurement of preferred shares		(156,559,262)	(151,688,876)	(156,880,868)
Share-based compensation		(44,339)	(30,085)	(7,236)
Non-controlling financial interests in limited partnerships		23,788	23,374
Accumulated deficit		¥ (157,437,418)	¥ (152,954,675)	¥ (165,128,401)